Convertible Subordinated Notes Payable (Schedule Of Principal Payment Obligations) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Convertible Subordinated Notes Payable [Abstract]
2020
2021
2022	1,474
Total principal payment obligations	$ 1,474